NET FINANCE COST (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Interest expense
Interest expense on interest bearing debt	$ (8.5)	$ (38.5)	$ (45.1)	$ (117.3)
Interest expense on lease liabilities	(8.8)	(6.4)	(24.0)	(15.6)
Interest expense related to pension liabilities	(0.1)	0.0	(0.3)	(0.4)
Interest expense to related parties	0.0	0.0	0.0	(21.8)
Other interest expense	(8.2)	0.8	(8.2)	0.2
Total interest expense	(25.6)	(44.1)	(77.6)	(154.9)
Foreign currency exchange gains/(losses), net & other finance costs
Exchange rate gains/(losses)	1.4	0.0	15.9	(12.5)
Change in fair value of interest rate derivative instruments not used in hedge accounting	0.0	0.0	0.0	(1.1)
Other financing income/(cost)	4.5	(4.8)	0.6	(10.4)
Total Finance cost	5.9	(4.8)	16.5	(24.0)
Loss on debt extinguishment	0.0	0.0	0.0	(14.3)
Interest income	1.5	1.1	4.4	6.3
Net finance cost	$ (18.2)	$ (47.8)	$ (56.7)	$ (186.9)